Subsequent events	12 Months Ended
Sep. 30, 2025
Subsequent events
Subsequent events

Note 36.Subsequent events

Since 30 September 2025, the Board has determined to pay a fully franked final dividend of 77 cents per fully paid ordinary share. The dividend is expected to be $2,634 million. The dividend is not recognised as a liability at 30 September 2025. The proposed payment date of the dividend is 19 December 2025.

The Board has determined to satisfy the DRP for the 2025 final dividend by arranging for the purchase of shares in the market by a third party. The market price used to determine the number of shares provided to DRP participants will be set over the 15 trading days commencing 12 November 2025 and will not include a discount.

No other matters have arisen since the year ended 30 September 2025 which are not otherwise dealt with in this report, that have significantly affected or may significantly affect the operations of Westpac, the results of its operations or the state of affairs of Westpac in subsequent periods.